Note 15 - Segment Reporting - Segment Reporting Information (Details) - USD ($)	3 Months Ended												12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Sales	$ 12,284,765	$ 11,649,528	$ 12,573,899	$ 10,905,795	$ 12,095,826	$ 11,294,756	$ 12,989,990	$ 12,333,174	$ 8,249,668	$ 10,587,187	$ 10,060,242	$ 9,766,167	$ 47,413,987	$ 48,713,746	$ 38,663,264
Gross profit	3,381,155	$ 3,345,065	$ 3,082,933	$ 1,413,823	4,023,629	$ 3,764,429	$ 3,755,951	$ 3,266,584	2,765,380	$ 3,584,612	$ 3,466,151	$ 2,624,740	11,222,976	14,810,593	12,440,883
Operating income (loss)													(5,193,410)	145,606	343,861
Segment assets	44,394,620				54,847,605				50,268,159				44,394,620	54,847,605	50,268,159
Operating Segments [Member] | Cable TV [Member]
Sales													19,940,705	22,806,175	22,996,998
Gross profit													3,805,761	7,738,355	7,753,735
Operating income (loss)													(2,570,050)	1,834,484	1,478,676
Segment assets	18,371,530				24,116,395				25,201,697				18,371,530	24,116,395	25,201,697
Operating Segments [Member] | Telco [Member]
Sales													27,522,696	25,994,521	15,800,424
Gross profit													7,417,215	7,072,238	4,687,148
Operating income (loss)													(2,623,360)	(1,688,878)	(1,134,815)
Segment assets	22,173,797				24,135,091				15,122,911				22,173,797	24,135,091	15,122,911
Intersegment Eliminations [Member]
Sales													(49,414)	(86,950)	(134,158)
Gross profit													11,222,976	14,810,593	12,440,883
Segment Reconciling Items [Member]
Segment assets	$ 3,849,293				$ 6,596,119				$ 9,943,551				$ 3,849,293	$ 6,596,119	$ 9,943,551